INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14.    INTANGIBLE ASSETS

Intangible assets of Grupo Supervielle for fiscal years ended on December 31, 2022 and 2021 are as follows:

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2022
Measurement at cost
Goodwill	10,702,288	—	—	(738,774)	—	9,963,514	—	—	—	—	—	9,963,514
Brands	588,043	—	—	—	—	588,043	—	—	—	—	—	588,043
Other intangible assets(*)	22,834,174	5,686,409	—	—	(182,978)	28,337,605	(11,875,023)	156,023	—	(4,894,310)	(16,613,310)	11,724,295
TOTAL	34,124,505	5,686,409	—	(738,774)	(182,978)	38,889,162	(11,875,023)	156,023	—	(4,894,310)	(16,613,310)	22,275,852

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2021
Measurement at cost
Goodwill	10,702,288	—	—	—	—	10,702,288	—	—	—	—	—	10,702,288
Brands	588,043	—	—	—	—	588,043	—	—	—	—	—	588,043
Other intangible assets(*)	16,580,162	6,288,154	—	—	(34,142)	22,834,174	(7,928,203)	11,393	—	(3,958,213)	(11,875,023)	10,959,151
TOTAL	27,870,493	6,288,154	—	—	(34,142)	34,124,505	(7,928,203)	11,393	—	(3,958,213)	(11,875,023)	22,249,482

(*)mainly include systems and programs.

14.1    Goodwill impairment

Goodwill is assigned to Grupo Supervielle’s cash generating units on the basis of the operating segments.

	12/31/2022	12/31/2021
Supervielle Seguros S.A.	28,479	28,479
IUDÚ Compañia Financiera S.A	—	717,333
Banco Regional de Cuyo S.A.	149,316	149,316
InvertirOnline S.A.U. / Portal Integral de Inversiones S.A.U.	5,427,807	5,427,807
Micro Lending S.A.U.	4,273,695	4,273,695
Supervielle Agente de Negoación S.A.U.	15,075	15,075
DolarIOL S.A.U.	—	21,441
Others	69,142	69,142
TOTAL	9,963,514	10,702,288

The recoverable amount of a cash generating unit is determined on the basis of its value in use. These method uses cash flow projections based on approved financial budgets covering a period of zero years.

The key assumptions are related to marginal contribution margins. These were determined on the basis of historic performances, other external sources of information and the expectations of market development.

The discount rates used  were 15%  and are the respective average cost of capital (“WACC”), which is considered a good indicator of the cost of capital. For each cash generating unit, where the assets are assigned, a specific WACC was determined considering the industry and the size of the business.

The main macroeconomic premises used are detailed below:

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2022	2023	2024	2025	2026	2027
Inflation (end of period)	95.0%	91.0%	60.6%	41.1%	35.6%	35.6%
Inflation (average)	72.4%	93.0%	73.3%	48.1%	37.6%	35.6%
Cost of funding (average)	53.2%	73.4%	52.4%	37.8%	33.2%	33.2%
Loan’s interest rate (average)	58.5%	87.7%	72.8%	52.8%	47.9%	47.9%

The goodwill values  recorded as of December 31, 2022 and 2021, have been tested as for impairment as of the date of the financial statements. As of December 31, 2022, an impairment was identified in in the goodwill of IUDU Compañía Financiera S.A. and Dollar IOL S.A. The sensitivity analysis for the cash-generating unit to which the Goodwill was allocated was based on a 1% increase in the weighted average cost of capital. Grupo Supervielle concluded that no additional impairment loss would need to be recognized on the Goodwill  in the segment under these conditions.